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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Echo Point Investment Management, LLC
                 -------------------------------------
   Address:      One Tower Bridge
                 -------------------------------------
                 100 Front Street, Suite 1230
                 -------------------------------------
                 West Conshohocken, PA 19428
                 -------------------------------------

Form 13F File Number: 028-14149
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen M. Wellman
         -------------------------------------------------
Title:   Chief Operating Officer, Chief Compliance Officer
         -------------------------------------------------
Phone:   (610) 234-4212
         -------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Stephen M. Wellman      West Conshohocken, PA    October 31, 2012
   ---------------------------    ---------------------    ----------------
           [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 27 (data records)
                                        --------------------

Form 13F Information Table Value Total: $62,025
                                        --------------------
                                             (x1000)

List of Other Included Managers:

    No.       Form 13F File Number         Name

    01        028-11931                    Old Mutual (US) Holdings Inc.
    ------        -----------------        ---------------------------------
    02        028-12567                    Mercer Global Investments, Inc.
    ------        -----------------        ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                          VALUE   SHARES/ SH/ PUT/ INVSTMT              ---VOTING AUTHORITY---
NAME OF ISSUER               -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE   SHARED   NONE
UBS AG                       SHS NEW          H89231338        2      131 SH       Defined    01           131       0     0
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105     9591   377006 SH       Defined    01        377006       0     0
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105     5346   210153 SH       Other      01 02     210153       0     0
BARCLAYS PLC                 ADR              06738E204        2      114 SH       Defined    01           114       0     0
BHP BILLITON LTD             SPONSORED ADR    088606108        2       24 SH       Defined    01            24       0     0
BRITISH AMERN TOB PLC        SPONSORED ADR    110448107        3       29 SH       Defined    01            29       0     0
CRH PLC                      ADR              12626K203        2       84 SH       Defined    01            84       0     0
CAMECO CORP                  COM              13321L108        1       65 SH       Defined    01            65       0     0
CGG VERITAS                  SPONSORED ADR    204386106        2       58 SH       Defined    01            58       0     0
ENI S P A                    SPONSORED ADR    26874R108        2       43 SH       Defined    01            43       0     0
GILDAN ACTIVEWEAR INC        COM              375916103        1       39 SH       Defined    01            39       0     0
HSBC HLDGS PLC               SPON ADR NEW     404280406        2       42 SH       Defined    01            42       0     0
ISHARES TR                   S&P GBL HLTHCR   464287325        2       24 SH       Defined    01            24       0     0
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106     7504   491120 SH       Defined    01        491120       0     0
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106     4173   273131 SH       Other      01 02     273131       0     0
NIDEC CORP                   SPONSORED ADR    654090109        1       67 SH       Defined    01            67       0     0
NOVO-NORDISK A S             ADR              670100205        2       14 SH       Defined    01            14       0     0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101     7320   331660 SH       Defined    01        331660       0     0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101     4113   186373 SH       Other      01 02     186373       0     0
POTASH CORP SASK INC         COM              73755L107        1       33 SH       Defined    01            33       0     0
PRUDENTIAL PLC               ADR              74435K204        2       89 SH       Defined    01            89       0     0
SASOL LTD                    SPONSORED ADR    803866300        1       26 SH       Defined    01            26       0     0
SYNGENTA AG                  SPONSORED ADR    87160A100        2       26 SH       Defined    01            26       0     0
TENARIS S A                  SPONSORED ADR    88031M109        2       43 SH       Defined    01            43       0     0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209    16378   395509 SH       Defined    01        395509       0     0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209     7567   182745 SH       Other      01 02     182745       0     0
TOYOTA MOTOR CORP            SP ADR REP2COM   892331307        1       18 SH       Defined    01            18       0     0